Transactions With Affiliates - Equipment Purchase and Sale Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Partners' capital adjustment	$ 381	$ 2,528	$ (309)
Affiliated Entity [Member] | Purchases [Member] | Western Gas Partners [Member]
Related Party Transaction [Line Items]
Consideration given for equipment	11,211	24,705	3,837
Net carrying value	5,309	8,009	1,998
Partners' capital adjustment	5,902	16,696	1,839
Affiliated Entity [Member] | Sales [Member] | Western Gas Partners [Member]
Related Party Transaction [Line Items]
Consideration received for equipment	85	760	382
Net carrying value	38	393	316
Partners' capital adjustment	$ 47	$ 367	$ 66